Summary of significant accounting policies - Leases (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2017
Disclosure of expected impact of initial application of new standards or interpretations
Profit before tax		£ 27,476	£ 25,833	[1]	£ 56,588	[1]
Operating profit		49,985	43,871	[1]	80,865	[1]
Operating cash flows		244,784	95,250		227,660
Financing cash flows		(27,076)	(22,401)		£ (23,690)
Operating lease commitment		8,087	£ 8,361
Forecast | Increase (decrease) due to application of IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations
Right-of-use assets		6,000
Lease liabilities		£ 6,000
Profit before tax	£ (100)
Adjusted EBITDA	1,700
Operating profit	1,700
Operating cash flows	1,600
Financing cash flows	£ (1,600)

[1]	Comparative amounts have been restated—see note 33 for further details.